Employee benefits - Movements in the fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits.
Plan assets at fair value as at January 1	$ 163,651	$ 148,392	$ 197,247
Transfer of assets to fund defined contribution benefit plan			(39,079)
Benefits paid by the plan	(56,287)		(32,027)
Expected return on plan assets	13,260	13,678	19,615
Actuarial losses in other comprehensive income	1,019	1,581	2,636
Fair value of plan assets as at December 31	$ 121,643	$ 163,651	$ 148,392